TAXES - Tax payables (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
TAXES
VAT tax payable	$ 27,653	$ 217,514
Income tax payable	1,080,233	462,575
Other tax payables	2,386,569	2,418,321
Total tax payables	3,494,455	3,098,410
Exercise tax payable	$ 2,400,000	$ 2,400,000